MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
Mineral Property Interests
Schedule of mineral property interests

	Acacia Property	Extra High Property	Total
Balance, December 31, 2020	$15,000	$25,001	$40,001
Impairment	(15,000)	(25,001)	(40,001)
Balance, December 31, 2021	$—	$—	$—
Acquisition costs	—	54,001	54,001
Balance, December 31, 2022	$—	$54,001	$54,001